EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in obligation (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFITS
Cost of service	R$ 2,069	R$ 3,005	R$ 3,458
Interest expense	10,127	8,102	8,239
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	224,180	318,181	362,944
Cost of service	2,069	3,005	3,458
Interest expense	10,127	8,102	8,239
Past service cost			(32,434)
Contributions from participants	1,096	1,472	2,032
Payment of benefits	(20,265)	(17,488)	(17,431)
Gain (loss) on remeasurement	(7,232)	(61,524)	(36,938)
Exchange variations	(13,530)	(27,568)	28,311
Obligation at the end of the year	R$ 196,445	R$ 224,180	R$ 318,181